Average Annual Total Returns			12 Months Ended
	Apr. 30, 2025	Jul. 31, 2022	Dec. 31, 2024
MSCI World Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Index (reflects no deductions for fees expenses and taxes)
Average Annual Return, Percent		14.97%	18.67%
Tremblant Opportunistic Global ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		23.38%	27.57%
Performance Inception Date	Jul. 31, 2022
Tremblant Opportunistic Global ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		23.38%	27.57%
Tremblant Opportunistic Global ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.40%	16.32%